The Prudential Insurance Company of America                                                                                                  Sun-Jin Moon
                                                                                                                                                                                       Vice President and Corporate Counsel
                                                                                                                                                                                       Law Department

                                                           The Prudential Insurance Company of America
                                                           213 Washington Street
                                                          Newark, NJ 07102-2992
                                                                                                                                                                                      (973) 802-9496 fax: (973) 802-9560

                                                       May 1, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Prudential Variable Contract Account GI-2
(Registration No. 333-01031)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 and (ii) that the text of Post-Effective Amendment No. 18 was filed electronically on April 25, 2012 (Accession No. 0000828972-12-000021).

By:      /s/ Sun-Jin Moon
Sun-Jin Moon
Vice President and Corporate Counsel
The Prudential Insurance Company of America

via EDGAR